Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

Vantage Corp manages its cybersecurity risks via an Information Security Management System framework based on ISO. For instance, based on the ISO 27001 Risk Assessment Template, Vantage Corp identifies cybersecurity risks, determines their degree of significance, and sets priorities to enable an effective response. For a further discussion of Vantage Corp’s company-wide risk management, see “Item 3. Key Information—D. Risk Factors—Risks Relating to Our Business and Industry — We could incur substantial costs as a result of data protection concerns or IT systems disruption or failure.” in this annual report.

As part of Vantage Corp’s cybersecurity risk management process, the IT team gathers information concerning cybersecurity-related trends and case examples relating to other companies from third parties such as governmental security agencies and software vendors, and monitors cyberattacks from external sources. Vantage Corp is able to learn promptly about problematic events that occur within the industry and puts the information to use to improve and implement cybersecurity measures for all its subsidiaries as necessary. Vantage Corp implements measures to address problems identified through these evaluations as needed, working to raise the level of security. Vantage Corp an ongoing process in place to monitor known access routes to its systems, block potential threats, and evaluate incidents as they are identified.

Similarly, in the area of product security for its software development group, the team promotes software security initiatives throughout the entire development and usage lifecycle of its products, including product development with security-by-design and multi-layered protection in mind, coupled with the collection and monitoring of threat and vulnerability information.

No material cybersecurity incident has occurred to Vantage Corp to date. However, despite the capabilities, processes, and other security measures we employ that we believe are designed to assess, identify, and mitigate the risk of cybersecurity incidents, we may not be aware of all vulnerabilities or might not accurately assess the risks of incidents, and such preventative measures cannot provide absolute security and may not be sufficient in all circumstances or mitigate all potential risks. For a further discussion of risks that may materially affect Vantage Corp if a cybersecurity threat materializes and other matters, see “Risk Factors” in this annual report.

Cybersecurity Risk Management Processes Integrated [Flag]	false
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity Governance

As part of the company-wide risk management process, Vantage Corp has established a governance subcommittee that includes members of the board of directors and audit board. The subcommittee discusses cybersecurity as one of the company-wide risks. Vantage Corp’s cybersecurity team is led by the Head of Information Technology and reports serious cybersecurity risks or incidents to the board of directors and the audit board as they arise. The Head of Information Technology is responsible for managing the cybersecurity risks and strategic processes described above, as well as overseeing the prevention, mitigation, detection, and remediation of cybersecurity incidents. Vantage Corp’s process for identifying, tracking and managing cybersecurity risks on a daily basis is primarily carried out by the cybersecurity team led by the Head of Information Technology. Cybersecurity incidents at Vantage Corp or Vantage Corp’s group companies or suppliers is reported to the cybersecurity team in a timely manner as it occurs and escalated to the Head of Information Technology according to the severity of the incident where an established system to take appropriate and prompt action to resolve incidents is deployed.

As of the date of this report, the Company has not encountered any cybersecurity incidents deemed material to the Company as a whole.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	As part of the company-wide risk management process, Vantage Corp has established a governance subcommittee that includes members of the board of directors and audit board. The subcommittee discusses cybersecurity as one of the company-wide risks. Vantage Corp’s cybersecurity team is led by the Head of Information Technology and reports serious cybersecurity risks or incidents to the board of directors and the audit board as they arise.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true